Parent company only condensed financial information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Current assets:
Cash and cash equivalents	$ 2,847,716	¥ 19,771,695	$ 2,572,932	¥ 17,863,868	¥ 16,914,651	¥ 10,812,339
Prepayments and other current assets	316,707	2,198,906		1,486,441
Total current assets	15,401,423	106,932,098		58,468,093
Non-current assets:
Investments in subsidiaries, VIEs and VIEs' subsidiaries | ¥		9,520,507
Investment securities	152,763	1,060,632		1,005,831
Intangible assets, net	1,217,672	8,454,297		5,263,983
Total non-current assets	7,697,166	53,441,420		26,547,046
Total assets	23,098,589	160,373,518		85,015,139
Current liabilities:
Accrued expenses and other liabilities	4,239,015	29,431,484		7,178,065
Total current liabilities	15,085,731	104,740,235		48,983,001
Non-current liabilities:
Unsecured senior notes	983,870	6,831,012
Total non-current liabilities	2,075,975	14,413,500		5,311,272
Total liabilities	17,161,706	119,153,735		54,294,273
Shareholders' equity
Ordinary shares (US$0.00002 par value; 100,000,000,000 shares authorized; 2,313,578,195 Class A ordinary shares issued and 2,287,701,055 outstanding, 480,178,455 Class B ordinary shares issued and 454,289,431 outstanding as of December 31, 2015; 2,467,134,904 Class A ordinary shares issued and 2,384,954,010 outstanding, 471,573,995 Class B ordinary shares issued and 451,490,387 outstanding as of December 31, 2016.)	54	377		358
Additional paid-in capital	8,534,987	59,258,417		48,393,126
Statutory reserves	19,147	132,938		55,560
Treasury stock	(746,346)	(5,181,880)		(3)
Accumulated deficit	(3,148,545)	(21,860,345)		(18,420,834)
Accumulated other comprehensive income	222,295	1,543,393		554,826
Total JD.com, Inc. shareholders' equity	4,881,592	33,892,900		30,583,033
Total liabilities, mezzanine equity and shareholders' equity	$ 23,098,589	¥ 160,373,518		¥ 85,015,139
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00002		$ 0.00002
Ordinary shares, shares authorized (in shares)	100,000,000,000	100,000,000,000	100,000,000,000	100,000,000,000
Class A ordinary shares
Shareholders' equity
Ordinary shares, shares issued (in shares)	2,467,134,904	2,467,134,904	2,313,578,195	2,313,578,195
Ordinary shares, shares outstanding (in shares)	2,384,954,010	2,384,954,010	2,287,701,055	2,287,701,055
Class B ordinary shares
Shareholders' equity
Ordinary shares, shares issued (in shares)	471,573,995	471,573,995	480,178,455	480,178,455
Ordinary shares, shares outstanding (in shares)	451,490,387	451,490,387	454,289,431	454,289,431
Parent company
Current assets:
Cash and cash equivalents	$ 880,970	¥ 6,116,574	$ 1,287,995	¥ 8,942,549	¥ 8,128,802	¥ 12,475
Prepayments and other current assets	5,496	38,160		11,349
Total current assets	886,466	6,154,734		8,953,898
Non-current assets:
Investments in subsidiaries, VIEs and VIEs' subsidiaries	4,321,840	30,006,536		16,523,355
Investment securities	5,506	38,226		103,363
Intangible assets, net	664,800	4,615,708		5,056,644
Total non-current assets	4,992,146	34,660,470		21,683,362
Total assets	5,878,612	40,815,204		30,637,260
Current liabilities:
Accrued expenses and other liabilities	13,150	91,292		54,227
Total current liabilities	13,150	91,292		54,227
Non-current liabilities:
Unsecured senior notes	983,870	6,831,012
Total non-current liabilities	983,870	6,831,012
Total liabilities	997,020	6,922,304		54,227
Shareholders' equity
Ordinary shares (US$0.00002 par value; 100,000,000,000 shares authorized; 2,313,578,195 Class A ordinary shares issued and 2,287,701,055 outstanding, 480,178,455 Class B ordinary shares issued and 454,289,431 outstanding as of December 31, 2015; 2,467,134,904 Class A ordinary shares issued and 2,384,954,010 outstanding, 471,573,995 Class B ordinary shares issued and 451,490,387 outstanding as of December 31, 2016.)	54	377		358
Additional paid-in capital	8,534,987	59,258,417		48,393,126
Statutory reserves	19,147	132,938		55,560
Treasury stock	(746,346)	(5,181,880)		(3)
Accumulated deficit	(3,148,545)	(21,860,345)		(18,420,834)
Accumulated other comprehensive income	222,295	1,543,393		554,826
Total JD.com, Inc. shareholders' equity	4,881,592	33,892,900		30,583,033
Total liabilities, mezzanine equity and shareholders' equity	$ 5,878,612	¥ 40,815,204		¥ 30,637,260
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00002		$ 0.00002
Ordinary shares, shares authorized (in shares)	100,000,000,000	100,000,000,000	100,000,000,000	100,000,000,000
Parent company | Class A ordinary shares
Shareholders' equity
Ordinary shares, shares issued (in shares)	2,467,134,904	2,467,134,904	2,313,578,195	2,313,578,195
Ordinary shares, shares outstanding (in shares)	2,384,954,010	2,384,954,010	2,287,701,055	2,287,701,055
Parent company | Class B ordinary shares
Shareholders' equity
Ordinary shares, shares issued (in shares)	471,573,995	471,573,995	480,178,455	480,178,455
Ordinary shares, shares outstanding (in shares)	451,490,387	451,490,387	454,289,431	454,289,431